Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Registrant Name	AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Central Index Key	0000845376
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 07, 2017
Prospectus Date	Apr. 07, 2017
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-3
Prospectus:
Trading Symbol	SFTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class T
Prospectus:
Trading Symbol	TAFSX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FLTEX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLTTX
TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	TFEBX
TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLLLX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-3
Prospectus:
Trading Symbol	HIMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class T
Prospectus:
Trading Symbol	TAHHX
Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
Tax-Exempt Fund of California® | Class F-3
Prospectus:
Trading Symbol	EXCAX
Tax-Exempt Fund of California® | Class T
Prospectus:
Trading Symbol	TTCAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3
Prospectus:
Trading Symbol	TFNYX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T
Prospectus:
Trading Symbol	TATEX